STOCKHOLDERS' EQUITY (Warrants to Purchase Common Stock) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Mar. 07, 2014
Stockholders Equity [Line Items]
Number of Shares To be Purchased	41,203,791	26,437,617
Warrant Exercise Price per Share			$ 0.50
Warrant 1
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,750,000	397,825
Warrant Exercise Price per Share	$ 0.1000	$ 0.0362
Warrant Expiration Date	August 16, 2015	September 30, 2014
Warrant 2
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,600,000	1,750,000
Warrant Exercise Price per Share	$ 0.1250	$ 0.10
Warrant Expiration Date	August 16, 2015	August 16, 2015
Warrant 3
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,333,333	1,600,000
Warrant Exercise Price per Share	$ 0.1500	$ 0.125
Warrant Expiration Date	August 16, 2015	August 16, 2015
Warrant 4
Stockholders Equity [Line Items]
Number of Shares To be Purchased	490,000	1,333,333
Warrant Exercise Price per Share	$ 0.1000	$ 0.15
Warrant Expiration Date	October 22, 2015	August 16, 2015
Warrant 5
Stockholders Equity [Line Items]
Number of Shares To be Purchased	196,000	490,000
Warrant Exercise Price per Share	$ 0.1250	$ 0.10
Warrant Expiration Date	October 22, 2015	October 22, 2015
Warrant 6
Stockholders Equity [Line Items]
Number of Shares To be Purchased	163,333	196,000
Warrant Exercise Price per Share	$ 0.1500	$ 0.125
Warrant Expiration Date	October 22, 2015	October 22, 2015
Warrant 7
Stockholders Equity [Line Items]
Number of Shares To be Purchased	500,000	163,333
Warrant Exercise Price per Share	$ 0.1000	$ 0.15
Warrant Expiration Date	November 19, 2015	October 22, 2015
Warrant 8
Stockholders Equity [Line Items]
Number of Shares To be Purchased	200,000	625,000
Warrant Exercise Price per Share	$ 0.1250	$ 0.10
Warrant Expiration Date	November 19, 2015	November 2, 2015
Warrant 9
Stockholders Equity [Line Items]
Number of Shares To be Purchased	166,667	250,000
Warrant Exercise Price per Share	$ 0.1500	$ 0.125
Warrant Expiration Date	November 19, 2015	November 2, 2015
Warrant 10
Stockholders Equity [Line Items]
Number of Shares To be Purchased	700,000	208,334
Warrant Exercise Price per Share	$ 0.1000	$ 0.15
Warrant Expiration Date	February 15, 2016	November 2, 2015
Warrant 11
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,540,000	500,000
Warrant Exercise Price per Share	$ 0.1250	$ 0.10
Warrant Expiration Date	February 15, 2016	November 19, 2015
Warrant 12
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,416,666	166,667
Warrant Exercise Price per Share	$ 0.1500	$ 0.15
Warrant Expiration Date	February 15, 2016	November 19, 2015
Warrant 13
Stockholders Equity [Line Items]
Number of Shares To be Purchased	240,125	5,000,000
Warrant Exercise Price per Share	$ 1.2500	$ 0.10
Warrant Expiration Date	October 24, 2016	February 15, 2016
Warrant 14
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,166,667	2,200,000
Warrant Exercise Price per Share	$ 0.1750	$ 0.125
Warrant Expiration Date	February 10, 2017	February 15, 2016
Warrant 15
Stockholders Equity [Line Items]
Number of Shares To be Purchased	4,392,000	1,833,333
Warrant Exercise Price per Share	$ 0.1500	$ 0.15
Warrant Expiration Date	June 21, 2018	February 15, 2016
Warrant 16
Stockholders Equity [Line Items]
Number of Shares To be Purchased	3,725,000	240,125
Warrant Exercise Price per Share	$ 0.1250	$ 1.25
Warrant Expiration Date	September 30, 2018	October 24, 2016
Warrant 17
Stockholders Equity [Line Items]
Number of Shares To be Purchased	20,400,000	1,166,667
Warrant Exercise Price per Share	$ 0.3125	$ 0.175
Warrant Expiration Date	March 11, 2019	February 15, 2017
Warrant 18
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,224,000	4,392,000
Warrant Exercise Price per Share	$ 0.3000	$ 0.150
Warrant Expiration Date	March 11, 2019	June 21, 2018
Warrant 19
Stockholders Equity [Line Items]
Number of Shares To be Purchased		3,725,000
Warrant Exercise Price per Share		$ 0.126
Warrant Expiration Date		September 30, 2018
Warrant 20
Stockholders Equity [Line Items]
Number of Shares To be Purchased		200,000
Warrant Exercise Price per Share		$ 0.125
Warrant Expiration Date		November 19, 2015